Earnings per share	12 Months Ended
Mar. 31, 2017
Earnings per share
Earnings per share

9.     Earnings per share

Basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of outstanding ordinary shares, adjusted for outstanding ordinary shares that are subject to repurchase.

For the calculation of diluted earnings per share, net income attributable to ordinary shareholders for basic earnings per share is adjusted by the effect of dilutive securities, including share-based awards, under the treasury stock method. In addition, the computation of the diluted earnings per share assumes the conversion of Convertible Preference Shares (Note 21) since their issuance. Potentially dilutive securities, of which the amounts are insignificant, have been excluded from the computation of diluted net income per share if their inclusion is anti-dilutive.

The following table sets forth the computation of basic and diluted net income per share/ADS for the following periods:

	Year ended March 31,
	2015	2016	2017
	(in millions of RMB, except share data and per share data)
Numerator:
Net income attributable to ordinary shareholders for computing net income per ordinary share – basic	24,149	71,460	43,675
Reversal of accretion of Convertible Preference Shares	15	—	—
Reversal of dividend of Convertible Preference Shares	97	—	—
Dilution effect arising from share-based awards issued by a subsidiary and equity investees	—	—	(11)

Net income attributable to ordinary shareholders for computing net income per ordinary share – diluted	24,261	71,460	43,664
Shares (denominator):
Weighted average number of shares used in calculating net income per ordinary share – basic (million shares)	2,337	2,458	2,493
Adjustments for dilutive share options and RSUs (million shares)	120	104	80
Conversion of Convertible Preference Shares (million shares)	43	—	—

Weighted average number of shares used in calculating net income per ordinary share – diluted (million shares)	2,500	2,562	2,573
Net income per ordinary share/ADS – basic (RMB)	10.33	29.07	17.52

Net income per ordinary share/ADS – diluted (RMB)	9.70	27.89	16.97